Financial Assets and Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of movement in warrant liabilities [line items]
Exchange differences	€ 11,663	€ (4,044)	€ 1,466
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 142	€ 713
Number of warrants, Beginning balance (Shares)	5,259,119	5,259,506
Reverse stock split	(4,996,163)
Change in fair value of derivative warrant liabilities	€ (130)	€ (300)
Exchange differences	(12)	(271)
Euros, Ending balance	€ 0	€ 142	€ 713
Number of warrants, Ending balance (Shares)	262,956	5,259,119	5,259,506
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 239	€ 1,202
Number of warrants, Beginning balance (Shares)	8,883,333	8,883,333
Reverse stock split	(8,439,166)
Change in fair value of derivative warrant liabilities	€ (219)	€ (507)
Exchange differences	(20)	(456)
Euros, Ending balance	€ 0	€ 239	€ 1,202
Number of warrants, Ending balance (Shares)	444,167	8,883,333	8,883,333
BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 204	€ 1,204
Number of warrants, Beginning balance (Shares)	1,007,894	1,007,894
Number of warrants issued during the period	0
Value of warrants issued during the period	€ 0
Reverse stock split	(957,500)
Change in fair value of derivative warrant liabilities	€ (166)	€ (1,120)
Exchange differences	(19)	120
Euros, Ending balance	€ 19	€ 204	€ 1,204
Number of warrants, Ending balance (Shares)	50,394	1,007,894	1,007,894
Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 1,583	€ 0
Number of warrants, Beginning balance (Shares)	13,102,971	0
Number of warrants issued during the period		13,102,971
Value of warrants issued during the period		€ 9,517
Reverse stock split	(12,447,824)
Change in fair value of derivative warrant liabilities	€ (1,395)	(8,671)
Exchange differences	(137)	737
Euros, Ending balance	€ 51	€ 1,583	€ 0
Number of warrants, Ending balance (Shares)	655,147	13,102,971	0
Public warrant, Private warrant, Bbva warrant and Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 2,168	€ 3,119
Number of warrants, Beginning balance (Shares)	28,253,317	15,150,733
Number of warrants issued during the period	0	13,102,971
Value of warrants issued during the period	€ 0	€ 9,517
Reverse stock split	(26,840,653)
Change in fair value of derivative warrant liabilities	€ (1,910)	(10,598)
Exchange differences	(188)	130
Euros, Ending balance	€ 70	€ 2,168	€ 3,119
Number of warrants, Ending balance (Shares)	1,412,664	28,253,317	15,150,733
Public warrants exercises in January 2024 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)		(387)
Public warrants exercises in January 2024 [member] | Public warrant, Private warrant, Bbva warrant and Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)		(387)